UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Mittleman Brothers LLC
      188 Birch Hill Road
      Loc ust Valley, Ny 11560


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Philip Mittleman
Title: Managing Partner
Phone: 516-686-6200

Signature, Place, and Date of Signing:

  Philip Mittleman           Locust Valley, NY         August 13, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               17
                                                  -----------------------

Form 13F Information Table Value Total:            89422(x1000)
                                                  -----------------------


List of Other Included Managers:

                            Vista Capital Partners, Inc.
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------- ------------ ---------- --- ----- ------------- --------- ------ ----- ---
AVIS BUDGET GROUP INC               COM     053774105        7140    469721SH              SOLE                  469721
CAPITAL TRUST INC                   COM     14052H506        3873   1344950SH              SOLE                 1344950
CARMIKE CINEMAS INC                 COM     143436400       13012    888200SH              SOLE                  888200
DEX ONE CORP                        COM     25212W100         855    923991SH              SOLE                  923991
GSI GROUP INC                       COM     36191C205        6631    579128SH              SOLE                  579128
HARBINGER GROUP INC                 COM     41146A105       16435   2109793SH              SOLE                 2109793
HEALTH MGMT ASSOC                   COM     421933102        5505    701256SH              SOLE                  701256
KB FINANCIAL GROUP INC              ADR     48241A105        2036     62279SH              SOLE                   62279
KT CORP                             ADR     48268K101        1839    139521SH              SOLE                  139521
LODGENET INTERACTIVE                COM     540211109        2335   1782235SH              SOLE                 1782235
MULTIMEDIA GAMES                    COM     625453105        2951    210791SH              SOLE                  210791
PENN VIRGINIA CORP                  COM     707882106        2661    362515SH              SOLE                  362515
REVLON INC                          COM     761525809        9687    680714SH              SOLE                  680714
SKILLED HEALTHCARE GRP              COM     83066R107        2435    387748SH              SOLE                  387748
SPECTRUM BRANDS                     COM     84763R101        3482    106893SH              SOLE                  106893
UNISYS CORP                         COM     909214306        3752    191934SH              SOLE                  191934
VIRGIN MEDIA INC                    COM     92769L101        4794    196564SH              SOLE                  196564

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